Schedule of changes in foreign exchange variation and income tax and social contribution - Braskem Idesa (Details) - Braskem idesa member R$ in Thousands	12 Months Ended
Dec. 31, 2021 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Beginning balance	R$ (1,773,156)
Exchange variation recorded in the period on OCI / IR	(143,223)
Exchange variation transferred to profit or loss / IR	355,060
Ending balance	(1,561,319)
Exchange variation member
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,534,135)
Exchange variation recorded in the period on OCI / IR	(204,604)
Exchange variation transferred to profit or loss / IR	507,228
Ending balance	(2,231,511)
Income tax member
Disclosure of detailed information about financial instruments [line items]
Beginning balance	760,979
Exchange variation recorded in the period on OCI / IR	61,381
Exchange variation transferred to profit or loss / IR	(152,168)
Ending balance	R$ 670,192